April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares FinTech Active ETF | BPAY | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares FinTech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 9.2%
Inter & Co., Inc.	23,649	$178,616
NU Holdings Ltd./Cayman Islands, Class A(a)	16,199	234,562
Rakuten Bank Ltd., NVS(a)	4,400	177,782
TBC Bank Group PLC	3,266	215,544
		806,504
Broadline Retail — 6.0%
MercadoLibre, Inc.(a)	153	274,273
Sea Ltd., ADR(a)	2,941	249,632
		523,905
Capital Markets — 15.8%
Charles Schwab Corp.(The)	2,563	234,873
Coinbase Global, Inc., Class A(a)	415	77,925
Etoro Group Ltd., Class A(a)	10,013	356,263
Galaxy Digital, Inc., Class A(a)	6,310	173,146
Galaxy Digital, Inc., Class A(a)	2,935	80,536
Robinhood Markets, Inc., Class A(a)	3,435	250,377
Wealthfront Corp., NVS(a)(b)	20,598	216,897
		1,390,017
Consumer Finance — 14.9%
American Express Co.	590	190,600
Capital One Financial Corp.	1,853	354,479
Kaspi.KZ JSC	3,170	272,113
LendingClub Corp.(a)	18,106	309,069
Qfin Holdings, Inc.	13,804	180,556
		1,306,817
Financial Services — 47.2%
Adyen NV(a)(c)	163	183,938
Affirm Holdings, Inc.(a)	5,048	324,486
Block, Inc.(a)	4,000	282,040
Cab Payments Holdings PLC(a)	157,376	182,455
Chime Financial, Inc., Class A(a)	11,497	251,324
Fidelity National Information Services, Inc.	3,244	150,943
Fiserv, Inc.(a)	2,791	174,856
Global Payments, Inc.	5,551	399,450
Klarna Group PLC(a)(b)	18,404	256,184
Mastercard, Inc., Class A	485	243,916
Nexi SpA(c)	67,919	323,741
PicS NV(a)	14,714	177,892
Sezzle, Inc., NVS(a)(b)	4,354	346,578
Security	Shares	Value
Financial Services (continued)
Shift4 Payments, Inc., Class A(a)(b)	5,941	$263,068
Visa, Inc., Class A	774	255,296
WEX, Inc.(a)	1,011	151,984
Wise PLC, Class A(a)	12,898	184,459
		4,152,610
Insurance — 1.0%
Slide Insurance Holdings, Inc.(a)	4,859	90,620
Software — 5.0%
Circle Internet Group, Inc., Class A(a)	1,769	160,767
Pagaya Technologies Ltd., Class A(a)(b)	9,268	128,733
Temenos AG, Registered	1,633	154,879
		444,379
Total Long-Term Investments — 99.1% (Cost: $8,628,739)		8,714,852
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	796,036	796,275
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	60,000	60,000
Total Short-Term Securities — 9.7% (Cost: $856,197)		856,275
Total Investments — 108.8% (Cost: $9,484,936)		9,571,127
Liabilities in Excess of Other Assets — (8.8)%		(775,024)
Net Assets — 100.0%		$8,796,103

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,849,389	$—	$(1,053,005)(a)	$(171)	$62	$796,275	796,036	$13,103 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	—	(210,000)(a)	—	—	60,000	60,000	11,399	—
				$(171)	$62	$856,275		$24,502	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares FinTech Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,436,371	$1,278,481	$—	$8,714,852
Short-Term Securities
Money Market Funds	856,275	—	—	856,275
	$8,292,646	$1,278,481	$—	$9,571,127

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares